Earnings per share - Basic earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per share [abstract]
Profit attributable to owners of the parent	R 181,134	R 121,458	R 182,989
Weighted average number of ordinary shares in issue (in shares)	561,088	629,626	775,139
Basic earnings per share (R) (in ZAR per share)	R 0.32	R 0.19	R 0.24